UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Zang Xiong
Title:   Portfolio Administrator, Office Manager
Phone:   (612)746-8980

Signature, Place, and Date of Signing:

 /s/ Zang Xiong                     Minneapolis, MN              04/17/2013
 -------------------                ---------------              ---------
     [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     $344,477
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                   FORM 13F
                                 31-March-13

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
8x8, INC.                        COM             282914100      6962    1016303  SH         Sole               1016303     0     0
ADA ES, Inc.                     COM             005208103      4678     176052  SH         Sole                176052     0     0
ADVENT SOFTWARE, INC             COM             007974108      2160      77220  SH         Sole                 77220     0     0
ADVISORY BOARD COMPANY           COM             00762W107      9235     175829  SH         Sole                175829     0     0
AKORN INC                        COM             009728106      6658     481392  SH         Sole                481392     0     0
ANSYS, INC.                      COM             03662Q105     11911     146292  SH         Sole                146292     0     0
ARUBA NETWORKS                   COM             043176106      7726     312304  SH         Sole                312304     0     0
BIO REFERENCE LABS, INC.         COM             09057G602      7900     304070  SH         Sole                304070     0     0
BJS RESTAURANTS, INC.            COM             09180C106      4900     147234  SH         Sole                147234     0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106      5452     191243  SH         Sole                191243     0     0
BUFFALO WILD WINGS               COM             119848109      7628      87149  SH         Sole                 87149     0     0
CATAMARAN CORPORATION            COM             148887102     10652     200875  SH         Sole                200875     0     0
CAVIUM, INC.                     COM             14964U108      8095     208576  SH         Sole                208576     0     0
COMSCORE, INC.                   COM             20564W105      5778     344350  SH         Sole                344350     0     0
COSTAR GROUP, INC.               COM             22160N109      9767      89228  SH         Sole                 89228     0     0
DEALERTRACK TECHNOLOGIES, INC.   COM             242309102     12288     418249  SH         Sole                418249     0     0
DORMAN PRODUCTS                  COM             258278100      7261     195142  SH         Sole                195142     0     0
DRIL QUIP, INC.                  COM             262037104     10910     125155  SH         Sole                125155     0     0
EBIX, INC.                       COM             278715206      3374     208044  SH         Sole                208044     0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101      9696     438334  SH         Sole                438334     0     0
ELLIE MAE INC.                   COM             28849P100      6063     252105  SH         Sole                252105     0     0
EPAM SYSTEMS, INC.               COM             29414B104      7468     321489  SH         Sole                321489     0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     12425     377888  SH         Sole                377888     0     0
FRESH MARKET, THE                COM             35804H106      3758      87865  SH         Sole                 87865     0     0
GENTHERM, INC.                   COM             37253A103     11046     674334  SH         Sole                674334     0     0
GREENWAY MEDICAL TECHNOLOGY      COM             39679B103      4300     270414  SH         Sole                270414     0     0
HIBBETT SPORTS, INC.             COM             428567101      9404     167125  SH         Sole                167125     0     0
HMS HLDGS CORP.                  COM             40425J101      6060     223191  SH         Sole                223191     0     0
INNERWORKINGS                    COM             45773Y105      5521     364655  SH         Sole                364655     0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105      8109     182306  SH         Sole                182306     0     0
LIQUIDITY SERVICES               COM             53635B107      3658     122694  SH         Sole                122694     0     0
LIVEPERSON, INC.                 COM             538146101      3383     249111  SH         Sole                249111     0     0
LKQ CORPORATION                  COM             501889208     15660     719664  SH         Sole                719664     0     0
M/A COM                          COM             55405Y100      4974     309504  SH         Sole                309504     0     0
MIMEDIX GROUP                    COM             602496101      1228     241203  SH         Sole                241203     0     0
MISTRAS GROUP, INC.              COM             60649T107      7824     323185  SH         Sole                323185     0     0
MONRO MUFFLER, INC.              COM             610236101      7648     192589  SH         Sole                192589     0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     14774     111703  SH         Sole                111703     0     0
NEOGEN CORP.                     COM             640491106      6608     133307  SH         Sole                133307     0     0
PROTO LABS, INC.                 COM             743713109      9963     202909  SH         Sole                202909     0     0
REALPAGE                         COM             75606N109      4216     203555  SH         Sole                203555     0     0
SHUTTERFLY, INC.                 COM             82568P304      6919     156651  SH         Sole                156651     0     0
SYNTEL, INC.                     COM             87162H103      7527     111471  SH         Sole                111471     0     0
TANGOE, INC.                     COM             87582Y108      5932     478798  SH         Sole                478798     0     0
TILLY'S, INC.                    COM             886885102      4885     384016  SH         Sole                384016     0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107      6537      62761  SH         Sole                 62761     0     0
WAGEWORKS, INC.                  COM             930427109      2853     113990  SH         Sole                113990     0     0
ZUMIEZ, INC.                     COM             989817101      2703     118029  SH         Sole                118029     0     0